Note 17 - Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Note 17 - Segment Information

Note 17 - Segment Information

Operating segments are defined as components of an entity for which separate discrete financial information is available and is regularly reviewed by the CODM. The CODM evaluates, oversees, and manages the Company’s operations and financial performance through two reportable segment that are organized primarily by type of business activity. Specifically, the segments include: Financing Solutions and Real Estate Operations.

The Company is operating as a private credit company focused on providing alternative financing solutions to small and medium-sized businesses across the United States. In July 2025, the Company expanded its U.S. operations into real estate through the acquisition of Block 40, LLC (“Block 40”), these operations are in the United States.

While the Company operates across multiple customer types and geographic locations, the CODM regularly receives and reviews discrete financial information disaggregated by these segments, which are used as the basis for evaluating performance and allocating resources.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies reported in the Company’s 2024 audited consolidated financial statements and additional accounting policies disclosed under summary of significant accounting policies in the unaudited condensed consolidated financial statements as of September 30, 2025.

The CODM does not review expense items at a level lower than those presented in the table below. Information about reportable segments, and reconciliation of such information to the Consolidated Financial Statements as of and for the three and nine months ended September 30, 2025 and 2024 follows:

	Three Months Ended September 30, 2025
	Financing Solutions	Real Estate Operations	Consolidating Eliminations	Total

Revenue	$3,021,874	$2,311,855	$—	$5,333,729
Significant segment-level expenses:
Cost of revenue	700,901	—	—	700,901
General and administrative expenses	2,156,815	4,977,657	—	7,134,472
Provision for bad debt expense	425,567	66,351	—	491,918
Professional fees	717,538	—	—	717,538
Interest expense	1,426,215	1,289,360	—	2,715,575
Other segment expenses(1)	79,901	(285)	—	79,616
Net loss before income taxes	$(2,485,063)	$(4,021,228)	$—	$(6,506,291)

	Nine Months Ended September 30, 2025
	Financing Solutions	Real Estate Operations	Consolidating Eliminations	Total

Revenue	$9,702,278	$2,311,855	$—	$12,014,133
Significant segment-level expenses:
Cost of revenue	2,077,306	—	—	2,077,306
General and administrative expenses	6,338,059	4,977,657	—	11,315,716
Provision for credit losses	1,472,941	66,351	—	1,539,292
Professional fees	2,044,950	—	—	2,044,950
Interest expense	4,208,832	1,289,360	—	5,498,192
Other segment expenses(1)	27,779	(285)	—	27,494
Net loss before income taxes	$(6,467,589)	$(4,021,228)	$—	$(10,488,817)

Total Assets	$83,991,864	$209,900,181	$(92,164,272)	$201,727,773

	Three Months Ended September 30, 2024
	Financing Solutions	Real Estate Operations	Consolidating Eliminations	Total

Revenue	$3,113,693	$—	$—	$3,113,693
Significant segment-level expenses:
Cost of revenue	602,641	—	—	602,641
General and administrative expenses	1,916,196	—	—	1,916,196
Provision for bad debt expense	543,902	—	—	543,902
Professional fees	610,057	—	—	610,057
Interest expense	1,251,370	—	—	1,251,370
Other segment expenses(1)	7,834	—	—	7,834
Net loss before income taxes	$(1,818,307)	$—	$—	$(1,818,307)

	Nine Months Ended September 30, 2024
	Financing Solutions	Real Estate Operations	Consolidating Eliminations	Total

Revenue	$9,566,571	$—	$—	$9,566,571
Significant segment-level expenses:
Cost of revenue	1,727,626	—	—	1,727,626
General and administrative expenses	5,571,086	—	—	5,571,086
Provision for credit losses	3,106,144	—	—	3,106,144
Professional fees	1,757,637	—	—	1,757,637
Interest expense	3,379,040	—	—	3,379,040
Other segment expenses(1)	21,673	—	—	21,673
Net loss before income taxes	$(5,996,635)	$—	$—	$(5,996,635)

Total Assets	26,484,966	—	(9,284,590)	17,200,376

(1)Other segment expenses consist of foreign exchange losses and other losses. These are disclosed in the condensed consolidated statements of operations and comprehensive loss.

Note 15. Segment Information

We operate and manage our business as a single segment for the purposes of assessing performance and making operating decisions. Our chief executive officer, who is our chief operating decision maker (“CODM”) , reviews the Company’s financial information on a consolidated basis for purposes of evaluating financial performance and allocating resources. Our CODM evaluates company performance based on net loss, as included in the consolidated statements of operations and comprehensive loss, ensuring resource allocation decisions support company goals. The measure of segment assets is total assets, as included in the consolidated balance sheets. Refer to the consolidated financial statements for other financial information regarding our single reportable segment.

The following table presents certain financial data for the Company’s reportable segment, including significant segment expenses regularly provided to the chief operating decision maker to assess performance of the Company.

	For the Years Ended
	December 31,
	2024	2023
Revenue	$12,787,262	$11,800,228
Cost of revenue	(2,358,114)	(3,497,364)
General and administrative expenses	(7,814,809)	(5,318,338)
Selling, general and administrative expenses	(4,019,840)	(5,561,517)
Professional fees	(2,517,381)	(1,728,146)
Other segment expenses	(4,679,843)	(3,368,070)
Net loss before income taxes	$(8,602,725)	$(7,673,207)

Other segment expenses consist of interest expenses, loss on write down of investment and gain on sale of property, equipment and exchange loss. These are disclosed in the consolidated statements of operations and comprehensive loss.